Revenue - Transaction Price Allocated to the Remaining Performance Obligation (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Transaction Price Allocated to the Remaining Performance Obligation
Remaining performance obligation, amount	$ 92,887
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Remaining performance obligation, percentage	47.60%
Expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Remaining performance obligation, percentage	26.80%
Remaining performance obligation, greater than one year, percentage	52.40%
Expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Remaining performance obligation, percentage	15.80%
Expected timing of satisfaction, period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Remaining performance obligation, percentage	9.80%
Expected timing of satisfaction, period	5 years